Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	As previously reported	As Adjusted	As previously reported	As Adjusted
Consolidated Statements of Income
Pawn loan fees and service charges	$291,891	$282,197	$253,314	$243,713
Proceeds from disposition of merchandise	636,728	688,884	534,878	588,190
Total revenue	1,540,602	1,583,064	1,293,339	1,337,050
Disposed merchandise	405,155	447,617	338,756	382,467
Total cost of revenue	630,843	673,305	521,150	564,861
Net revenue	909,759	909,759	772,189	772,189

Consolidated Statement of Cash Flows
Merchandise other than forfeited	$(7,238)	$(7,150)	$(6,914)	$(1,869)
Prepaid expenses and other assets	(2,723)	2,337	1,337	4,146
Net cash provided by operating activities	448,856	454,004	351,306	359,160
Pawn loans repaid	453,350	408,105	391,440	340,267
Principal recovered through dispositions of forfeited pawn loans	275,547	316,651	248,850	291,163
Net cash used in investing activities	(477,903)	(482,044)	(368,205)	(377,065)

Consolidated Statement of Cash Flows—Supplemental Disclosures
Pawn loans forfeited and transferred to merchandise held for disposition	$299,693	$334,869	$245,872	$297,045

	As of December 31, 2011
	As previously reported	As Adjusted
Consolidated Balance Sheet
Merchandise held for disposition, net	$151,274	$161,884
Prepaid expenses and other assets	41,911	31,301

Estimated Useful Lives
	Buildings and building improvements(a)	7 to 40 years
	Leasehold improvements(b)	2 to 10 years
	Furniture, fixtures and equipment	3 to 7 years
	Computer hardware and software	1 to 10 years

(a)	Structural components are depreciated over 30 to 40 years, and the remaining building systems and features are depreciated over 7 to 20 years.		a a
(b)	Leasehold improvements are depreciated over the terms of the lease agreements with a maximum life of 10 years.

Reconciliation Of Numerators And Denominators Of Basic And Diluted Earnings Per Share Computations

		For the year ended December 31,
		2012	2011	2010
	Numerator:
	Net income attributable to Cash America International, Inc.	$107,470	$135,963	$115,538
	Denominator:
	Total weighted average basic shares (a)	29,514	29,602	29,640
	Shares applicable to stock-based compensation(b)	174	251	548
	Convertible debt(c)	1,764	2,138	1,333
	Total weighted average diluted shares (d)	31,452	31,991	31,521

	Net income – basic	$3.64	$4.59	$3.90
	Net income – diluted	$3.42	$4.25	$3.67

(a)c	Includes vested restricted stock units of 287, 231 and 191, as well as shares in the Company's nonqualified deferred compensation plan of 31, 32 and 33 for the years ended December 31, 2012, 2011 and 2010, respectively.
(b)	For the years ended December 31, 2012, 2011 and 2010, includes shares related to outstanding option awards that are exercisable and unvested or deferred restricted stock unit awards. Although there were no stock option awards outstanding as of December 31, 2012, the dilutive effect of stock-based compensation is based on weighted amount of outstanding awards during the year; therefore, a portion of the stock option awards outstanding during 2012 are included in this amount. For the year ended December 31, 2011, there is an immaterial amount of unvested or deferred restricted stock units that are excluded from shares applicable to stock-based compensation because its impact would be anti-dilutive.
(c)C	The shares issuable with respect to the Company's 2009 Convertible Notes due 2029 have been calculated using the treasury stock method. The Company intends to settle the principal portion of the convertible debt in cash; therefore, only the shares related to the conversion spread have been included in weighted average diluted shares.
(d)	Except as described in footnote (b), there are no anti-dilutive shares.